Supplement to the
Fidelity® Blue Chip Growth Fund, Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio and Fidelity® Value Discovery Fund
Class K
September 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® OTC Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Kalra as of September 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$44,554	$3,247	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$38,380	none	none

* Includes Fidelity® OTC Portfolio ($16,408 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2017, the dollar range of shares of Fidelity® OTC Portfolio beneficially owned by Mr. Kalra was none.

The following table provides information relating to other accounts managed by Mr. Lin as of September 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,376	$869	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$16,864	none	none

* Includes Fidelity® OTC Portfolio ($16,408 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2017, the dollar range of shares of Fidelity® OTC Portfolio beneficially owned by Mr. Lin was none.

K-COM7B-17-02 1.881213.114	November 10, 2017

Supplement to the
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio, Fidelity® Real Estate Income Fund and Fidelity® Value Discovery Fund
September 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® OTC Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Kalra as of September 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$44,554	$3,247	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$38,380	none	none

* Includes Fidelity® OTC Portfolio ($16,408 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2017, the dollar range of shares of Fidelity® OTC Portfolio beneficially owned by Mr. Kalra was none.

The following table provides information relating to other accounts managed by Mr. Lin as of September 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,376	$869	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$16,864	none	none

* Includes Fidelity® OTC Portfolio ($16,408 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2017, the dollar range of shares of Fidelity® OTC Portfolio beneficially owned by Mr. Lin was none.

PSTSB-17-02 1.798487.125	November 10, 2017